Significant Accounting Policies (Details) - Schedule of liabilities measured at fair value on a recurring basis (Parentheticals) - Fair Value, Inputs, Level 3 [Member] - shares	12 Months Ended
	Dec. 31, 2021	Sep. 23, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants, shares	8,000,000
Exchange for additional ordinary shares		5,428,572